SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.9%
Asia - 9.1%
Japan - 8.3%
Astellas Pharma, Inc.	4,500	67,080
Keyence Corp.	200	93,496
Recruit Holdings Co., Ltd.	3,100	123,118
Shiseido Co., Ltd.	1,100	63,679
Sony Corp., ADR	1,925	147,744
Terumo Corp.	2,600	103,518

		598,635

Singapore - 0.8%
Singapore Technologies Engineering, Ltd.	21,500	54,789

Europe - 31.7%
France - 1.4%
Safran SA, ADR *	1,800	44,586
Sanofi, ADR	1,125	56,441

		101,027

Germany - 5.4%
adidas AG, ADR *	650	106,035
Allianz SE, ADR	8,800	168,520
Muenchener Rueckversicherungs AG	125	31,777
Siemens AG, ADR	1,175	81,839

		388,171

Ireland - 6.1%
Accenture, PLC	575	129,944
CRH, PLC, ADR	1,200	43,308
Medtronic, PLC	900	93,528
Trane Technologies, PLC	1,400	169,750

		436,530

Spain - 2.8%
Iberdrola SA, ADR	4,050	200,434

Switzerland - 8.9%
Logitech International SA	1,550	119,830
Lonza Group AG	320	197,483
Nestle SA, ADR	1,425	169,938
Novartis AG, ADR	1,800	156,528

		643,779

United Kingdom - 7.1%
AstraZeneca, PLC, ADR	2,950	161,660
BAE Systems, PLC, ADR	2,300	57,615
Coca-Cola European Partners, PLC	2,100	81,501
Diageo, PLC, ADR	785	108,063
RELX, PLC, ADR	4,700	105,139

		513,978

Name of Issuer	Quantity	Fair Value ($)

North America - 56.1%
United States - 56.1%
3M Co.	400	64,072
AbbVie, Inc.	750	65,693
Adobe, Inc. *	360	176,555
Allstate Corp.	675	63,545
Alphabet, Inc. - Class A *	125	183,200
Apple, Inc.	3,600	416,916
Baxter International, Inc.	850	68,357
Boston Scientific Corp. *	1,650	63,046
ConocoPhillips	1,250	41,050
CVS Health Corp.	1,725	100,740
Ecolab, Inc.	600	119,904
Facebook, Inc. *	845	221,306
FedEx Corp.	90	22,637
Goldman Sachs Group, Inc.	600	120,582
Home Depot, Inc.	745	206,894
Johnson & Johnson	975	145,158
JPMorgan Chase & Co.	1,075	103,490
Lockheed Martin Corp.	185	70,907
Microsoft Corp.	2,000	420,660
NIKE, Inc.	925	116,124
NVIDIA Corp.	100	54,122
PepsiCo, Inc.	875	121,275
salesforce.com, Inc. *	850	213,622
Starbucks Corp.	1,600	137,472
T Rowe Price Group, Inc.	1,175	150,658
TJX Cos., Inc.	1,380	76,797
UnitedHealth Group, Inc.	500	155,885
Verizon Communications, Inc.	2,600	154,674
Visa, Inc.	875	174,974

		4,030,315

Total Common Stocks (cost: $4,741,075)		6,967,658

Short-Term Securities - 3.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost: $212,909)	212,909	212,909

Total Investments in Securities - 99.9% (cost: $4,953,984)		7,180,567
Other Assets and Liabilities, net - 0.1%		5,678

Total Net Assets - 100.0%		$7,186,245

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	20.4%
Health Technology	16.4
Consumer Non-Durables	10.7
Electronic Technology	9.5
Finance	8.9
Producer Manufacturing	7.6
Consumer Services	5.8
Retail Trade	5.3
Utilities	2.8
Health Services	2.2
Communications	2.1
Consumer Durables	2.0
Process Industries	1.7
Non-Energy Minerals	0.6
Energy Minerals	0.6
Transportation	0.3
Short-Term Securities	3.0

99.9
Other Assets and Liabilities, net	0.1

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
France	101,027	—	—	101,027
Germany	356,394	31,777	—	388,171
Ireland	436,530	—	—	436,530
Japan	147,744	450,891	—	598,635
Singapore	—	54,789	—	54,789
Spain	200,434	—	—	200,434
Switzerland	446,296	197,483	—	643,779
United Kingdom	513,978	—	—	513,978
United States	4,030,315	—	—	4,030,315
Short-Term Securities	212,909	—	—	212,909

Total:	6,445,627	734,940	—	7,180,567

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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